Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,474	$ 18,662	$ 18,820
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,832	9,949	10,254
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,547	8,583	8,529
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 95	$ 130	$ 37